Subsequent Events	12 Months Ended
Sep. 26, 2015
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

AVINTIV Inc.

In October 2015, the Company acquired 100% of the capital stock of AVINTIV Inc. (“Avintiv”) for a purchase price of $2.3 billion which is preliminary, unaudited and subject to adjustment. Avintiv is one of the world’s leading developers, producers, and marketers of nonwoven specialty materials used in hygiene, infection prevention, personal care, and high-performance solutions. With 23 locations in 14 countries, an employee base of over 4,500 people, and the broadest range of process technologies in the industry, Avintiv’s strategically located manufacturing facilities position it as a global supplier to many of the same leading consumer and industrial product manufacturers that the Company supplies and utilize similar key raw materials as the Company’s existing business. The acquired business will primarily be operated in Berry’s newly announced Health, Hygiene & Specialties reporting segment. To finance the purchase, the Company issued $400 million aggregate principal amount of 6.0% second priority senior secured notes due 2022 and entered into an incremental assumption agreement to increase the commitments under the Company’s existing term loan credit agreement by $2.1 billion due 2022.

The acquisition has been accounted for under the purchase method of accounting, and accordingly, the purchase price will be allocated to the identifiable assets and liabilities based on preliminary fair values at the acquisition date. The Company is in the process of determining the allocation of the purchase price to the fair value on fixed assets, intangibles, deferred income taxes and reviewing all of the working capital acquired. The preliminary unaudited allocation of purchase price and estimated fair values of acquired assets and assumed liabilities consisted of working capital of $181 million, property and equipment of $969 million, intangible assets of $586 million, goodwill of $802 million, other assets of $46 million, a net deferred tax liability of $114 million, and other long-term liabilities of $207 million.

Unaudited pro forma net sales were $6,739 million and $6,666 million and unaudited pro forma net losses were $40 million and $47 million for fiscal 2015 and fiscal 2014, respectively. The unaudited pro forma net sales and net loss assume that the Avintiv acquisition had occurred as of the beginning of the respective periods. The results of the Providência and Dounor acquisitions have been included in Avintiv’s operations since June 11, 2014 and April 17, 2015, respectively. However, no pro forma adjustments have been made with respect to their operations prior to the date of acquisition by Avintiv as these acquisitions were not considered significant to Berry under Regulation S-X.

The unaudited pro forma information presented above is for informational purposes only and is not necessarily indicative of the operating results that would have occurred had the Avintiv acquisition been consummated at the beginning of the respective period, nor is it necessarily indicative of future operating results. Further, the information reflects only pro forma adjustments for additional interest expense, depreciation, and amortization, net of the applicable income tax effects.

At the time of the acquisition of Avintiv, it indirectly owned a 71.25% controlling interest in Providência, their Brazilian subsidiary acquired in 2014. In November 2016, the Company, through a wholly-owned subsidiary, acquired the remaining 28.75% non-controlling ownership interest of Providência for $66 million of cash. As a result of this transaction, Providência became a wholly-owned subsidiary of the Company and the Company recorded $3 million to Additional paid-in capital.

Business Reorganization

In November 2015, the Company reorganized into three operating segments: Consumer Packaging, Health, Hygiene & Specialties, and Engineered Materials. The Consumer Packaging segment consists of our historical Rigid Open Top and Rigid Closed Top segments, the food and consumer films business that was historically reported in our Flexible Packaging segment, and the custom shrink films business that was historically reported in our Engineered Materials segment. The Health, Hygiene & Specialties segment includes the recently acquired Avintiv business, as well as the personal care films and international businesses that were historically reported in our Flexible Packaging segment. The Engineered Materials segment includes the historical Engineered Materials segment excluding the custom shrink films business, and the converter films business that was historically reported in our Flexible Packaging segment.

Term Loan Repayments

In December 2015, February 2016, and March 2016, the Company made a $50 million, $100 million, and $50 million, respectively, voluntary principal payment on its outstanding term loan using existing liquidity.